Disposition of Discontinued Operations (Details) - Schedule of Classes of Assets and Liabilities Held For Sale - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Carrying amounts of major classes of assets held for sale:
Cash and cash equivalents		$ 16,097
Property and equipment, net		2,045
Total assets of disposal group		18,142
Carrying amounts of major classes of liabilities held for sale:
Accrued expenses and other current liabilities		249,024
Income taxes payable		5,678
Prepayments from customers		365,446
Short-term loans		67,404
Long-term loans, current portion		32,163
Total liabilities of disposal group		$ 719,715